Nature and Continuance of Operations (Details Narrative) (10-K) - USD ($)	Jan. 21, 2015	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2015
Common stock conversion basis	Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued	113,020,000	19,842,565	18,057,565	16,757,565	11,302,000
Common stock, shares outstanding	113,020,000	19,842,565	18,057,565	16,757,565	11,302,000
Accumulated losses		$ 758,182	$ 574,279	$ 532,016
Maximum [Member]
Common stock, shares issued	113,020,000
Common stock, shares outstanding	113,020,000
Minimum [Member]
Common stock, shares issued	11,302,000
Common stock, shares outstanding	11,302,000